VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 97.5%
Alabama: 1.7%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	$410	$422,360
5.75%, 06/01/26 (c)	2,000	2,105,272
5.75%, 06/01/26 (c)	1,400	1,483,311
6.00%, 06/01/26 (c)	5,900	6,251,732
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,500	1,885,555
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000	11,264,578
6.50%, 10/01/23 (c)	9,000	10,206,250
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100	47,141
0.00%, 10/01/23 (c) ^	60	23,998
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
4.50%, 05/01/29 (c)	11,148	11,616,198
5.25%, 05/01/29 (c)	12,000	13,037,104
		58,343,499
Alaska: 0.1%
Northern Tobacco Securitization Corp., Series A (RB) 4.00%, 06/01/31 (c)	1,000	1,103,091
Northern Tobacco Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	1,000	1,092,749
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000	505,007
		2,700,847
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	2,750	3,279,276
6.50%, 09/01/28	250	296,188
6.62%, 09/01/25 (c)	1,000	1,140,159
		4,715,623
Arizona: 2.4%
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200	225,348
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940	3,406,879
	Par (000’s)	Value
Arizona (continued)
6.00%, 07/01/27 (c)	$1,320	$1,547,435
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250	280,370
5.25%, 07/01/26 (c)	500	557,779
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270	302,957
5.00%, 07/01/27 (c)	515	576,481
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500	561,032
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
5.00%, 07/15/27 (c)	300	335,733
5.00%, 07/15/27 (c)	400	452,853
Arizona Industrial Development Authority, Education Facility, Series A (RB)
4.00%, 07/01/31 (c)	1,400	1,493,778
5.25%, 07/01/23 (c)	1,050	1,125,619
5.50%, 07/01/23 (c)	2,100	2,247,111
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series A (RB) 5.00%, 07/01/29 (c)	1,075	1,005,220
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/26 (c)	1,000	1,124,903
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM)
6.62%, 07/01/27	1,000	1,125,050
7.75%, 07/01/27 (c)	7,000	8,340,647
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	4,000	4,551,424
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500	516,439
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	445	469,054

1

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Arizona (continued)
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	$2	$2,123
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,600	1,669,118
Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	250	261,011
Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
5.00%, 11/15/26 (c)	600	568,115
5.25%, 11/15/26 (c)	700	645,335
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	400	418,035
5.00%, 07/01/25 (c)	1,000	1,082,663
5.00%, 07/01/25 (c)	500	541,503
5.00%, 07/01/25 (c)	900	981,805
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750	859,505
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	675	727,809
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750	831,524
Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,000	1,016,099
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000	1,177,016
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,300	1,522,864
5.00%, 07/01/29 (c)	1,400	1,635,375
	Par (000’s)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	$500	$571,374
5.00%, 07/01/29 (c)	500	579,337
5.00%, 07/01/29 (c)	500	569,582
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750	1,899,653
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	255	257,320
Pima County Industrial Development Authority, American Leadership Academy Project (RB)
4.12%, 06/15/22 (c)	1,250	1,266,591
4.75%, 06/15/22 (c)	2,000	2,031,152
5.00%, 06/15/22 (c)	2,000	2,032,994
5.62%, 06/15/25 (c)	1,250	1,356,871
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500	528,349
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250	268,612
5.38%, 07/01/26 (c)	250	266,607
5.50%, 07/01/26 (c)	250	265,986
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project, Series B (RB) 5.50%, 10/01/28 (c)	6,703	6,809,550
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	9,355	12,353,476
5.25%, 12/01/23	290	310,403
5.25%, 12/01/24	305	336,447
5.25%, 12/01/25	265	300,062
5.25%, 12/01/27	215	254,642
5.25%, 12/01/28	245	295,505
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355	389,140
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) (AGM) 5.00%, 12/01/26 (c)	250	274,515

2

	Par (000’s)	Value
Arizona (continued)
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.12%, 10/01/27 (c)	$3,900	$4,193,228
6.12%, 10/01/27 (c)	600	643,579
		82,240,987
Arkansas: 0.4%
Arkansas Development Finance Authority Healthcare Facilities, Carti Surgery Center Project, Series B (RB)
3.50%, 07/01/28 (c)	1,085	1,037,017
4.00%, 07/01/28 (c)	1,000	1,038,319
Arkansas Development Finance Authority, Academics Plus Charter Schools Project (RB)
4.00%, 12/01/27 (c)	815	821,704
4.00%, 12/01/27 (c)	635	644,132
Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	8,820	9,523,636
Arkansas Development Finance Authority, Charter School Project, Series A (RB) 3.62%, 12/01/28 (c)	1,000	913,251
		13,978,059
California: 13.6%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	3,000	3,443,013
5.00%, 10/01/26 (c)	5,000	5,724,627
5.00%, 10/01/26 (c)	2,055	2,356,331
5.00%, 10/01/26 (c)	1,650	1,893,149
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	160	168,533
4.00%, 09/01/23 (c)	420	440,605
4.00%, 09/01/23 (c)	615	646,558
Antelope Valley Healthcare District, Series A (RB)
5.00%, 03/01/26 (c)	300	323,248
5.25%, 03/01/26 (c)	1,480	1,627,555
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	695	783,025
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100	3,192,995
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	11,735	10,930,656
	Par (000’s)	Value
California (continued)
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	$6,000	$5,988,911
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB)
3.00%, 08/01/31 (c)	2,500	2,042,493
4.00%, 08/01/31 (c)	2,000	1,832,184
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000	2,715,488
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	13,650	13,899,205
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB)
3.00%, 08/01/32 (c)	2,500	1,971,771
4.00%, 08/01/32 (c)	2,000	1,783,252
California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	5,250	5,391,938
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500	4,531,869
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000	5,815,520
California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	6,250	6,412,234
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/03/22 (c)	25	25,409
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 02/16/22 (c)	15	15,006
California County Tobacco Securitization Agency, Series A (RB)
4.00%, 06/01/30 (c)	4,740	5,275,349
5.00%, 02/16/22 (c)	4,115	4,116,592

3

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	$250	$272,838
4.20%, 08/15/27 (c)	500	554,985
4.25%, 11/15/22 (c)	80	81,542
5.00%, 08/15/27 (c)	460	536,175
5.00%, 08/15/27 (c)	990	1,150,194
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
3.00%, 04/01/30 (c)	1,000	1,020,355
4.00%, 04/01/30 (c)	1,715	1,912,049
4.00%, 04/01/30 (c)	2,700	2,962,547
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	988	1,074,730
4.00%, 03/20/33	968	1,072,893
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	5,000	5,383,291
5.00%, 07/01/30 (c)	1,000	1,073,771
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500	557,683
6.12%, 11/01/23 (c)	1,000	1,077,811
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500	586,414
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150	164,455
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM)
3.00%, 05/15/31 (c)	4,000	4,025,396
3.00%, 05/15/31 (c)	5,150	5,202,755
4.00%, 05/15/31 (c)	3,000	3,389,662
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500	1,713,639
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	200	233,844
	Par (000’s)	Value
California (continued)
5.00%, 07/01/27 (c)	$250	$292,165
California Municipal Finance Authority, Holy Names University (RB) 7.00%, 10/01/29 (c)	2,500	2,702,589
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500	536,348
5.00%, 10/01/27 (c)	500	527,164
5.00%, 10/01/27 (c)	500	529,247
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,390	2,474,785
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	2,490	2,865,014
5.00%, 06/30/28 (c)	500	582,206
5.00%, 06/30/28 (c)	600	699,987
5.00%, 06/30/28	65	76,388
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950	2,061,563
5.00%, 06/30/28 (c)	1,000	1,160,071
5.00%, 06/30/28 (c)	700	813,452
5.00%, 06/30/28 (c)	2,040	2,368,815
5.00%, 06/30/28 (c)	1,035	1,203,122
5.00%, 06/30/28 (c)	3,405	3,896,464
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230	260,281
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500	551,481
5.00%, 07/01/28 (c)	130	148,567
5.00%, 07/01/28 (c)	1,000	1,129,571
California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	930	963,771
California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,500	1,523,937
California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250	274,091

4

	Par (000’s)	Value
California (continued)
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	$10,500	$11,566,850
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000	600,000
7.50%, 12/01/29 (c) (d) *	7,000	350,000
7.50%, 07/01/22 (c) (d) *	10,500	6,300,000
8.00%, 07/01/27 (c) (d) *	6,635	3,981,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,000	850,000
California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,350	1,754,438
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 11/15/29 (c)	1,000	1,117,400
5.00%, 11/15/29 (c)	1,500	1,714,859
5.00%, 11/15/29 (c)	500	556,158
5.00%, 06/01/27 (c)	400	446,429
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27 (c)	485	424,461
5.00%, 07/01/27 (c)	300	260,059
5.00%, 07/01/27 (c)	1,000	855,573
5.00%, 07/01/27	210	186,716
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	1,000	1,045,832
4.00%, 11/01/31 (c)	2,700	2,807,845
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000	1,083,626
6.38%, 07/01/25 (c)	2,000	2,220,850
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/26 (c)	250	270,252
5.25%, 06/01/26 (c)	250	270,981
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	2,500	2,686,727
	Par (000’s)	Value
California (continued)
5.00%, 11/01/27 (c)	$1,000	$1,137,041
6.38%, 11/01/23 (c)	1,000	1,075,253
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250	258,513
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 03/03/22 (c)	172	165,449
5.75%, 03/03/22 (c)	33	31,654
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/03/22 (c)	5	4,643
California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	920	1,053,417
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/26 (c)	545	623,642
5.00%, 05/15/26 (c)	385	441,590
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) (BAM)
3.00%, 05/15/31 (c)	1,000	1,019,517
3.00%, 05/15/31 (c)	1,000	1,015,409
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
5.00%, 06/01/29 (c)	1,940	2,208,969
5.00%, 06/01/29 (c)	435	502,999
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	75	79,648
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	2,090	2,359,141
5.00%, 06/01/26 (c)	350	400,842
5.00%, 06/01/26 (c)	1,595	1,801,187
5.00%, 06/01/26 (c)	1,100	1,257,621

5

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
5.25%, 12/01/24 (c)	$690	$759,814
5.25%, 12/01/24 (c)	1,740	1,920,278
5.25%, 06/01/26 (c)	8,380	9,507,488
5.25%, 06/01/28 (c)	1,000	1,167,735
5.50%, 12/01/24 (c)	9,705	10,742,130
5.50%, 06/01/28 (c)	6,500	7,667,835
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230	3,638,722
5.75%, 01/15/23 (c)	125	128,513
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170	3,627,582
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB)
0.01%, 02/16/22 (c)	1,115	200,878
6.00%, 03/03/22 (c)	3,175	3,230,239
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB)
0.00%, 02/16/22 (c) ^	23,000	2,061,039
6.00%, 03/03/22 (c)	900	915,658
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 0.01%, 03/03/22 (c)	24,250	1,592,374
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500	546,938
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250	273,168
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/23 (c)	250	267,316
4.00%, 09/01/23 (c)	1,000	1,067,727
4.00%, 09/01/23 (c)	230	245,992
4.00%, 09/01/23 (c)	250	267,290
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750	831,090
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	6,000	6,573,822
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180	192,178
	Par (000’s)	Value
California (continued)
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	$840	$921,278
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500	531,734
5.00%, 09/01/27 (c)	135	154,988
5.00%, 09/01/27 (c)	155	178,276
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	200	220,193
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045	1,147,130
CMFA Special Finance Agency (RB)
3.00%, 12/01/31 (c)	6,000	4,842,594
4.00%, 02/01/32 (c)	2,500	2,472,285
CMFA Special Finance Agency I (RB) 4.00%, 04/01/31 (c)	6,000	6,022,620
CMFA Special Finance Agency VII (RB) 4.00%, 08/01/31 (c)	1,800	1,628,813
CMFA Special Finance Agency VIII (RB) 3.00%, 08/01/31 (c)	5,000	3,891,454
CMFA Special Finance Agency XII (RB) 4.38%, 02/01/32 (c)	1,000	892,080
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000	1,047,984
4.50%, 09/01/24 (c)	1,585	1,664,527
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000	943,023
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	8,000	7,984,738
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	11,800	12,167,631
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB)
3.00%, 12/01/31 (c)	6,100	4,884,535
3.00%, 03/01/32 (c)	2,000	1,631,082

6

	Par (000’s)	Value
California (continued)
CSCDA Community Improvement Authority, Jefferson-Anaheim, Series A-1 (RB) 2.88%, 08/01/31 (c)	$995	$907,744
CSCDA Community Improvement Authority, Jefferson-Anaheim, Series A-2 (RB) 3.12%, 08/01/31 (c)	7,000	5,905,577
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	5,350	4,972,233
CSCDA Community Improvement Authority, Millennium South Bay- Hawthorne, Series A-1 (RB) 3.25%, 07/01/32 (c)	8,000	6,770,802
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-1 (RB) 3.40%, 10/01/31 (c)	2,000	1,860,450
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,075	7,035,231
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/32 (c)	2,500	2,188,591
CSCDA Community Improvement Authority, Oceanaire-Long Beach, Series A-2 (RB) 4.00%, 09/01/31 (c)	2,000	2,003,107
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	2,000	1,934,543
CSCDA Community Improvement Authority, Park Crossing Apartments, Series A (RB) 3.25%, 06/01/32 (c)	2,000	1,630,701
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 06/01/32 (c)	1,000	877,223
CSCDA Community Improvement Authority, Pasadena Portfolio, Series A-1 (RB) 2.65%, 12/01/31 (c)	2,000	1,755,925
	Par (000’s)	Value
California (continued)
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	$1,000	$842,977
CSCDA Community Improvement Authority, Union South Bay, Series A-1 (RB) 3.10%, 07/01/31 (c)	3,000	2,663,355
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	15,000	15,022,942
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series A (RB) 3.25%, 04/01/32 (c)	2,200	1,794,544
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 04/01/32 (c)	4,000	3,610,460
CSCDA Community Improvement Authority, Wood Creek Apartments, Series A-1 (RB) 3.00%, 06/01/32 (c)	1,000	811,203
CSCDA Community Improvement Authority, Wood Creek Apartments, Series A-2 (RB) 4.00%, 06/01/32 (c)	5,780	5,511,972
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500	563,974
5.00%, 09/01/26 (c)	500	566,457
5.00%, 09/01/26 (c)	500	570,789
5.00%, 09/01/27 (c)	1,150	1,318,214
5.00%, 09/01/27 (c)	1,840	2,079,683
Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,300	1,459,058
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	2,000	2,292,546
5.00%, 09/01/27 (c)	1,000	1,128,039
5.00%, 09/01/27 (c)	1,100	1,265,340
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
5.75%, 01/15/24 (c)	1,000	1,091,177
6.00%, 01/15/24 (c)	2,860	3,132,799
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 3.95%, 07/15/27 (c)	100	106,187

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
6.00%, 01/15/24 (c)	$1,115	$1,221,354
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475	498,164
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,000	1,095,412
Hastings Campus Housing Finance Authority, Series A (RB)
5.00%, 07/01/30 (c)	4,350	4,964,798
5.00%, 07/01/30 (c)	3,000	3,381,315
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250	253,329
Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 02/16/22 (c) ^	47,150	4,147,262
Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 02/16/22 (c) ^	25,000	1,703,145
Inland Empire Tobacco Securitization Authority, Series F (RB) 0.01%, 02/16/22 (c)	50,500	2,787,125
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,000	1,137,199
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405	443,409
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 03/03/22 (c)	46	46,214
MSR Energy Authority, Series A (RB)
6.12%, 11/01/29	485	585,793
6.50%, 11/01/39	1,575	2,378,187
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975	1,034,237
5.25%, 08/15/25 (c)	455	501,523
Palomar Health (RB) 5.00%, 11/01/26 (c)	250	285,067
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125	117,143
	Par (000’s)	Value
California (continued)
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	$1,000	$1,082,987
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750	828,147
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST)
5.00%, 09/01/26 (c)	500	562,039
5.00%, 09/01/26 (c)	500	567,729
5.50%, 09/01/22 (c)	3,000	3,111,217
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) (AGM) 5.00%, 09/01/26 (c)	500	564,656
River Islands Public Financing Authority, Community Facilities District No. 2019-1 (ST) 4.00%, 09/01/28 (c)	1,000	1,077,251
River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
4.00%, 09/01/26 (c)	1,000	1,077,248
5.00%, 09/01/26 (c)	750	848,668
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500	557,383
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	345	386,564
5.00%, 09/01/26 (c)	495	551,713
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300	339,224
San Joaquin Hills Transportation Corridor Agency (RB) (NATL) 0.00%, 01/15/25 ^	1,000	957,998
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) 5.00%, 01/15/25 (c)	500	557,057
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145	113,309
0.00%, 01/15/36 ^	105	72,389

8

	Par (000’s)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	$200	$218,267
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
5.00%, 03/01/26 (c)	500	553,140
5.00%, 03/01/26 (c)	500	550,260
Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 03/03/22 (c) ^	7,000	3,163,021
Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.01%, 02/16/22 (c)	8,015	953,233
South California Tobacco Securitization Authority, Series C (RB) 0.00%, 02/16/22 (c) ^	11,050	2,121,095
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,035	1,053,533
Tobacco Securitization Authority of Northern California (RB) 4.00%, 12/01/30 (c)	2,250	2,517,774
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 02/16/22 (c) ^	10,485	2,323,620
Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 02/16/22 (c) ^	16,440	2,812,606
Transbay Joint Powers Authority, Tax Allocation, Series B (TA) 2.40%, 04/01/30 (c)	3,920	3,877,336
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100	109,991
5.00%, 09/01/25 (c)	100	109,528
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750	815,009
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	850	467,500
5.30%, 09/01/22 (c) (d) *	530	291,500
	Par (000’s)	Value
California (continued)
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	$445	$494,362
		468,416,859
Colorado: 4.0%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
5.00%, 12/01/23 (c)	500	530,788
5.12%, 12/01/23 (c)	750	793,777
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010	2,301,088
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 03/03/22 (c)	1,000	1,031,834
Bradley Heights Metropolitan District No. 2, Colorado Springs, Series A (GO) 4.75%, 09/01/26 (c)	4,500	4,227,228
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500	540,910
5.00%, 12/01/25 (c)	500	545,655
Broadway Station Metropolitan District No. 3, Series A (GO)
5.00%, 06/01/24 (c)	2,500	2,652,282
5.00%, 06/01/24 (c)	1,249	1,335,911
Canyon Pines Metropolitan District, Colorado Special Improvement District No. 1, Series A (SA) 3.75%, 09/01/26 (c)	1,000	924,577
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/22 (c)	500	521,736
5.00%, 12/01/22 (c)	500	520,599
5.00%, 12/01/22 (c)	500	523,332
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195	5,429,043
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,250	4,507,074
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,035	1,049,175
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000	1,065,037

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	$500	$539,541
Colorado Health Facilities Authority, Aberdeen Ridge, Series A-1 (RB) 5.00%, 05/15/28 (c)	1,000	1,016,271
Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	2,000	1,965,020
Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	605	668,605
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	510	564,366
5.00%, 08/01/29	1,000	1,231,817
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	2,685	2,735,870
4.00%, 08/01/29 (c)	7,000	7,625,659
5.00%, 08/01/29 (c)	770	906,043
Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 03/03/22 (c)	1,160	1,105,905
Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	2,900	2,177,115
Colorado High Performance Transportation Enterprise (RB)
5.00%, 12/31/24 (c)	250	276,719
5.00%, 12/31/24 (c)	350	387,937
Colorado International Center, Metropolitan District No 7 (GO) 5.25%, 12/01/26 (c)	5,000	3,670,857
Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,500	2,661,433
Cottonwood Hollow Residential Metropolitan District, Town of Firestone (GO) 5.00%, 06/01/26 (c)	1,250	1,181,771
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500	499,384
5.75%, 12/01/26 (c)	500	499,265
	Par (000’s)	Value
Colorado (continued)
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
5.62%, 12/01/23 (c)	$1,000	$1,068,136
5.75%, 12/01/23 (c)	1,500	1,597,826
Dominion Water and Sanitation District (RB)
5.25%, 03/03/22 (c)	785	803,318
5.75%, 03/03/22 (c)	3,500	3,581,114
6.00%, 03/03/22 (c)	397	406,185
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	870	879,213
5.25%, 11/01/25 (c)	2,345	2,414,637
5.50%, 11/01/25 (c)	1,865	1,933,069
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000	1,085,148
Horizon Metropolitan District No. 2, Colorado Limited Tax, Series A (GO) 4.50%, 09/01/26 (c)	1,500	1,452,497
Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,000	1,062,911
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000	1,043,963
Lanterns Metropolitan District No. 2, Town of Castle Rock, Series A-3 (GO) 4.50%, 09/01/26 (c)	4,000	3,665,300
Loretto Heights Community Authority (RB) 4.88%, 06/01/26 (c)	1,000	988,208
North Range Metropolitan District No. 3 (GO) 5.00%, 12/01/25 (c)	2,000	2,170,361
Painted Prairie Public Improvement Authority (RB)
5.00%, 12/01/24 (c)	1,000	1,074,101
5.00%, 12/01/24 (c)	1,500	1,600,009
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 03/01/26 (c)	540	560,569
Pueblo Urban Renewal Authority, Evraz Project, Series A (TA) 4.75%, 12/01/30 (c)	4,030	4,419,276
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 06/01/26 (c)	1,000	937,757

10

	Par (000’s)	Value
Colorado (continued)
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	$615	$762,149
Rocky Mountain Rail Park Metropolitan District, Series A (GO) 5.00%, 03/01/26 (c)	7,850	7,543,863
Southglenn Metropolitan District (GO) 5.00%, 03/03/22 (c)	1,000	1,031,045
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	1,200	1,307,344
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	1,000	1,061,221
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/25 (c)	1,000	1,088,245
5.00%, 12/01/22 (c)	500	520,967
5.00%, 12/01/22 (c)	1,000	1,044,233
5.00%, 12/01/22 (c)	5,000	5,199,479
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	4,000	4,348,008
5.00%, 03/01/26 (c)	4,200	4,610,083
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500	533,194
5.38%, 12/01/23 (c)	1,500	1,599,948
5.50%, 12/01/23 (c)	3,500	3,728,584
Verve Metropolitan District No 1 (GO) 5.00%, 03/01/26 (c)	1,025	1,122,873
Village Metropolitan District (GO) 5.00%, 12/01/25 (c)	1,250	1,379,022
Waterfront at Foster Lake Metropolitan District No. 2, Weld County, Series A-3 (GO) 5.00%, 03/01/29 (c)	1,000	980,180
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.12%, 09/01/26 (c)	4,980	4,665,614
Windler Public Improvement Authority, Series A-2 (RB) 4.63%, 09/01/26 (c)	7,375	5,362,884
		138,846,158
Connecticut: 0.7%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 02/11/22 (c)	630	630,028
	Par (000’s)	Value
Connecticut (continued)
Connecticut Airport Authority, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	$2,000	$2,143,530
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	2,500	2,685,841
5.00%, 09/01/26 (c)	3,000	3,212,451
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,000	3,240,504
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000	2,169,037
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
4.25%, 07/01/22 (c)	935	949,240
4.50%, 07/01/22 (c)	655	665,651
5.00%, 07/01/22 (c)	100	101,833
5.00%, 07/01/22 (c)	380	386,964
5.00%, 07/01/22 (c)	470	478,613
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250	267,705
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250	266,738
Connecticut State Health and Educational Facilities, Nuvance Health, Series A (RB) 4.00%, 07/01/29 (c)	500	554,900
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
5.75%, 02/01/24	250	265,419
6.25%, 02/01/26 (c)	1,000	1,124,775
Town of Hamden, Whitney Center Project (RB)
5.00%, 01/01/26 (c)	2,720	2,877,737
5.00%, 01/01/26 (c)	500	533,610
		22,554,576

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Delaware: 0.1%
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/32 (c)	$1,000	$1,041,232
5.00%, 06/01/26 (c)	250	268,995
5.00%, 06/01/26 (c)	1,000	1,064,709
		2,374,936
District of Columbia: 1.2%
District of Columbia Tobacco Settlement Financing Corp. (RB) 0.01%, 03/03/22 (c)	29,055	6,484,527
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	1,180	1,248,609
5.00%, 07/01/24 (c)	250	266,828
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	2,500	2,842,329
5.00%, 06/01/30 (c)	500	577,193
District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	395	403,268
District of Columbia, Rocketship Education Public Charter School, Series A (RB) 5.00%, 06/01/29 (c)	1,000	1,119,491
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB)
0.01%, 10/01/37	11,825	6,618,053
5.00%, 04/01/22 (c)	2,460	2,478,694
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	5,520	3,609,793
4.00%, 10/01/29 (c)	7,315	8,070,411
4.00%, 10/01/29 (c)	250	279,800
5.00%, 10/01/29 (c)	3,150	3,730,934
6.50%, 10/01/28 (c)	245	315,754
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (SAW) 4.00%, 10/01/29 (c)	1,675	1,824,654
		39,870,338
Florida: 5.7%
Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	300	320,256
Aqua One Community Development District (SA) 5.75%, 05/01/28 (c)	1,000	1,082,496
	Par (000’s)	Value
Florida (continued)
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	$295	$309,226
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	5,500	6,082,273
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	250	267,569
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500	531,515
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500	532,431
5.12%, 01/01/29 (c)	500	549,820
5.25%, 01/01/29 (c)	500	544,971
5.38%, 01/01/29 (c)	500	547,153
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	390	407,089
5.25%, 06/15/27 (c)	500	542,553
Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	1,000	250,000
Capital Trust Agency, Marie Selby Botanical Gardens, Inc. Project (RB) 4.00%, 06/15/26 (c)	1,000	1,002,748
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200	2,337,012
5.25%, 12/01/28 (c)	2,200	2,448,783
5.25%, 12/01/28 (c)	2,000	2,265,812
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/31 (c)	1,850	1,970,364
5.00%, 07/01/30 (c)	2,250	2,391,150
City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	750	831,764
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	500	585,297
5.00%, 11/01/27	1,100	1,318,169

12

	Par (000’s)	Value
Florida (continued)
City of Pompano Beach, John Knox Village Project, Series A (RB) 4.00%, 09/01/27 (c)	$1,000	$1,075,138
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230	245,115
5.00%, 06/01/25 (c)	460	508,799
5.00%, 06/01/25 (c)	300	330,892
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	590	401,200
8.12%, 05/15/24 (c) (d) *	460	312,800
Florida Development Finance Corp., Brightline Passenger Rail Project, Series B (RB) 7.38%, 01/01/24 (c)	22,535	24,485,553
Florida Development Finance Corp., Cabana at Jensen Dunes Project, Series A (RB) 5.00%, 11/15/29 (c)	1,000	907,049
Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.12%, 06/15/27 (c)	1,000	1,053,778
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB)
5.00%, 06/01/28 (c)	1,000	1,111,585
5.00%, 06/01/28 (c)	425	481,305
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	1,050	1,134,868
4.00%, 06/01/28 (c)	1,000	1,060,740
Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.62%, 06/15/24 (c)	360	347,460
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000	1,078,604
6.00%, 06/15/25 (c)	500	558,463
6.12%, 06/15/22 (c)	3,000	3,037,124
6.12%, 06/15/25 (c)	685	760,753
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,000	1,094,564
	Par (000’s)	Value
Florida (continued)
Florida Development Finance Corp., The Mayl Ower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	$1,000	$1,136,166
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	11,000	11,158,770
6.38%, 01/01/26 (c) (p)	15,195	15,435,408
6.50%, 01/01/29 (c) (p)	28,000	28,404,818
Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB) 4.50%, 06/01/28 (c)	2,710	3,003,669
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500	1,576,458
5.50%, 11/01/29 (c)	2,450	2,581,353
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB)
3.50%, 02/01/31 (c)	965	1,008,140
4.00%, 02/01/31 (c)	7,500	8,403,472
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/27 (c)	1,000	1,091,325
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series B (RB) 4.25%, 05/15/22 (c)	3,500	3,512,241
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	500	503,667
Lee County Industrial Development Authority, The Preserve Project, Series A (RB) 5.75%, 12/01/22 (c)	1,000	1,012,757
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB) 5.00%, 11/15/24 (c)	380	418,498
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AGM)
3.00%, 11/15/31 (c)	3,170	3,082,524
4.00%, 11/15/31 (c)	1,530	1,681,591

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Florida (continued)
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	$750	$844,417
5.25%, 11/01/27 (c)	250	280,322
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	500	554,042
5.00%, 10/01/25 (c)	500	551,813
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000	1,096,205
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 05/01/23 (c)	1,035	1,061,707
5.00%, 05/01/23 (c)	1,480	1,515,602
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155	179,296
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	200	223,354
5.00%, 08/01/27 (c)	200	220,342
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	310	323,223
Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 2.62%, 06/01/25	550	553,226
Palm Beach County, Lynn University Housing Project, Series A (RB) 5.00%, 06/01/31 (c)	3,920	4,471,543
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	2,500	2,747,316
5.00%, 04/01/29 (c)	1,000	1,117,095
Palm Cost Park Community Development District (SA) 5.70%, 03/03/22 (c)	180	180,345
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	5,000	6,028,996
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.50%, 11/15/26 (c)	500	541,317
	Par (000’s)	Value
Florida (continued)
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	$3,600	$3,606,602
Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	750	755,295
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	245	253,419
3.62%, 05/01/26 (c)	2,365	2,484,431
3.88%, 05/01/26 (c)	2,420	2,516,641
4.25%, 05/01/28 (c)	935	1,009,391
Village Community Development District No. 12 (SA) (SAW) 4.38%, 05/01/28 (c)	1,170	1,263,056
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	730	758,879
3.38%, 05/01/29 (c)	980	1,029,343
3.55%, 05/01/29 (c)	2,820	2,947,780
Village Community Development District No. 13 (SA) (SBG) 3.70%, 05/01/29 (c)	4,625	4,792,965
		195,023,061
Georgia: 1.3%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB)
6.50%, 01/01/28 (c)	2,250	1,618,504
6.75%, 01/01/28 (c)	2,000	1,410,172
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	1,000	1,104,832
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	1,175	1,298,177
DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	1,000	864,931
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB)
6.25%, 12/01/24 (c)	4,000	3,843,974
6.50%, 12/01/24 (c)	1,000	985,340

14

	Par (000’s)	Value
Georgia (continued)
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	$1,250	$1,233,828
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB)
4.00%, 04/01/28 (c)	3,000	3,109,462
4.00%, 04/01/28 (c)	1,000	1,028,586
4.00%, 04/01/28 (c)	1,000	1,049,278
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
5.00%, 04/01/26 (c)	500	547,120
5.00%, 04/01/26 (c)	1,000	1,091,356
Gainesville & Hall County Development Authority (RB) 5.00%, 03/01/27 (c)	1,500	1,373,781
Gainesville & Hall County Development Authority (RB) (BAM) 5.00%, 03/01/27 (c)	700	657,372
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	3,000	3,262,162
George L Smith II World Congress Center Authority, Series B (RB) 5.00%, 01/01/31 (c)	7,530	8,412,054
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416	452,412
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
5.75%, 06/15/27 (c)	250	282,792
6.00%, 06/15/27 (c)	1,000	1,126,054
Marietta Development Authority, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27 (c)	1,000	1,075,809
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
5.00%, 01/01/30 (c)	1,250	1,472,985
5.00%, 07/01/25 (c)	375	416,251
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	1,000	1,177,020
	Par (000’s)	Value
Georgia (continued)
Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	$1,000	$982,033
Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,850	4,236,755
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500	518,396
5.25%, 10/01/26 (c)	500	514,252
		45,145,688
Guam: 0.5%
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600	636,412
5.00%, 11/15/25 (c)	1,100	1,219,246
5.00%, 11/15/25 (c)	585	646,961
5.00%, 11/15/25 (c)	500	554,875
Guam Government, Business Privilege Tax, Series F (RB) 4.00%, 01/01/31 (c)	3,000	3,270,772
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500	535,740
5.00%, 02/01/30 (c)	500	553,064
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	500	609,352
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	620	694,328
Guam Government, Waterworks Authority, Water and Wastewater System (RB)
5.00%, 07/01/26 (c)	1,375	1,528,189
5.25%, 07/01/23 (c)	550	582,888
5.50%, 07/01/23 (c)	1,000	1,063,298
Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,205	3,770,886
Guam Power Authority, Series A (RB)
5.00%, 10/01/22 (c)	345	352,770
5.00%, 10/01/27 (c)	500	559,478
		16,578,259
Hawaii: 0.2%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 03/03/22 (c)	1,775	1,728,232

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Hawaii (continued)
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 07/01/23 (c)	$1,400	$1,475,659
6.62%, 07/01/23 (c)	2,085	2,196,821
		5,400,712
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450	459,070
5.00%, 09/01/26 (c)	1,135	1,266,442
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB)
3.80%, 10/01/28 (c)	100	97,936
4.00%, 10/01/28 (c)	900	878,645
		2,702,093
Illinois: 11.6%
Chicago Board of Education, Series A (GO)
4.00%, 12/01/31 (c)	4,200	4,430,507
4.00%, 12/01/31 (c)	4,500	4,786,380
5.00%, 12/01/22 (c)	10,055	10,296,915
5.00%, 12/01/28 (c)	250	287,388
5.00%, 12/01/29 (c)	4,000	4,686,043
5.00%, 12/01/29	1,000	1,182,502
5.00%, 12/01/30 (c)	1,600	1,863,959
5.00%, 12/01/30 (c)	7,850	9,116,538
5.00%, 12/01/30 (c)	5,950	6,941,603
5.00%, 12/01/30 (c)	2,200	2,551,379
5.00%, 12/01/30 (c)	4,100	4,815,225
5.00%, 12/01/30 (c)	100	117,121
5.00%, 12/01/30 (c)	100	116,990
5.00%, 12/01/30 (c)	395	463,113
5.00%, 12/01/30 (c)	3,475	4,096,108
5.00%, 12/01/30 (c)	2,860	3,345,277
5.00%, 12/01/31 (c)	2,000	2,301,504
5.00%, 02/15/22 (c)	6,760	6,771,453
5.25%, 02/15/22 (c)	435	435,776
5.50%, 02/15/22 (c)	5,730	5,740,741
7.00%, 12/01/25 (c)	14,210	16,650,548
7.00%, 12/01/25 (c)	5,200	6,226,268
7.00%, 12/01/27 (c)	2,250	2,791,801
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300	320,773
5.00%, 12/01/25	1,000	1,129,826
5.00%, 12/01/28 (c)	250	297,706
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145	164,658
5.50%, 12/01/26	175	203,759
5.50%, 12/01/30	2,500	3,138,625
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	760	671,126
0.01%, 12/01/28	390	334,386
	Par (000’s)	Value
Illinois (continued)
0.01%, 12/01/30	$55	$44,326
5.50%, 12/01/26	355	397,617
Chicago Board of Education, Series B (GO)
4.00%, 12/01/22 (c)	150	152,157
5.00%, 12/01/22 (c)	1,105	1,132,970
5.00%, 12/01/22 (c)	3,235	3,315,739
5.00%, 12/01/27	1,500	1,732,781
5.00%, 12/01/29 (c)	200	232,787
5.00%, 12/01/30 (c)	100	116,990
5.00%, 12/01/30	1,650	1,969,619
5.00%, 12/01/30 (c)	100	118,218
6.50%, 12/01/26 (c)	1,100	1,307,264
Chicago Board of Education, Series C (GO)
5.00%, 12/01/23	500	533,650
5.00%, 12/01/27	2,000	2,310,375
5.00%, 12/01/27 (c)	2,625	2,968,004
5.25%, 12/01/24 (c)	4,430	4,770,955
5.25%, 12/01/24 (c)	3,485	3,767,279
6.00%, 12/01/24 (c)	1,160	1,283,223
Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/28 (c)	2,500	2,813,215
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415	2,610,148
Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,100	1,243,735
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	8,500	9,455,205
Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	400	415,869
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/23	300	291,984
0.01%, 12/01/25	355	330,579
0.01%, 12/01/29	1,460	1,214,287
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	690	591,606
0.00%, 12/01/29 ^	645	536,449
0.01%, 12/01/24	1,165	1,110,049
0.01%, 12/01/25	1,650	1,536,495
0.01%, 12/01/26	1,630	1,480,550
0.01%, 12/01/27	1,030	909,552
0.01%, 12/01/31	520	405,391
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/26	100	114,882
5.00%, 06/01/29	1,000	1,224,748

16

	Par (000’s)	Value
Illinois (continued)
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/30 ^	$420	$347,115
0.01%, 01/01/28	345	303,261
0.01%, 01/01/33	1,985	1,489,131
0.01%, 01/01/34	760	552,327
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	235	257,477
City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,585	1,649,988
City of Chicago, Series A (GO)
5.00%, 01/01/27	200	227,853
5.00%, 01/01/27	1,000	1,139,266
5.00%, 01/01/31 (c)	3,000	3,574,766
5.00%, 01/01/31 (c)	3,000	3,580,036
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140	119,260
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775	3,251,433
City of Chicago, Series B (GO) 5.00%, 01/01/23	870	903,988
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195	140,391
5.00%, 01/01/24	1,110	1,185,057
5.00%, 01/01/25	1,760	1,928,340
5.00%, 01/01/26	380	424,851
5.00%, 01/01/26 (c)	250	280,181
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,020	1,198,991
City of Harvey, Series A (GO)
5.50%, 03/03/22 (c) (d) *	465	390,600
5.62%, 03/03/22 (c) (d) *	3,600	3,024,000
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/31 (c)	1,000	1,076,325
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/24 (c)	1,120	1,154,511
5.12%, 05/15/24 (c)	390	401,512
5.25%, 05/15/24 (c)	2,350	2,399,780
5.50%, 05/15/24 (c)	2,000	2,065,466
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 03/03/22 (c)	35	35,070
Illinois Finance Authority, Charter Schools, Art in Motion Project, Series A (RB) 5.00%, 07/01/31 (c)	1,000	990,825
	Par (000’s)	Value
Illinois (continued)
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	$1,000	$931,375
5.00%, 07/01/25 (c)	1,000	963,374
Illinois Finance Authority, Clare Oaks, Series A-3 (RB) 5.25%, 11/15/24 (c)	500	480,789
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615	632,069
5.12%, 05/15/23 (c)	230	236,581
5.25%, 05/15/23 (c)	750	771,866
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (c)	6,500	4,820,899
5.00%, 02/15/27	3,000	2,276,512
5.12%, 02/15/27 (c)	6,130	4,507,412
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100	86,514
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500	554,831
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	250	279,539
5.00%, 11/01/26 (c)	1,525	1,669,334
5.00%, 11/01/26 (c)	500	551,989
5.00%, 11/01/26 (c)	4,210	4,552,206
5.00%, 11/01/26 (c)	500	563,863
Illinois Finance Authority, Park Place Elmhurst Project (RB) 5.12%, 05/15/26 (c)	1,616	1,524,559
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 03/03/22 (c)	475	475,712
Illinois Finance Authority, Roosevelt University, Series A (RB)
6.00%, 10/01/28 (c)	1,600	1,818,712
6.12%, 10/01/28 (c)	4,500	5,094,058
6.12%, 10/01/28 (c)	8,000	9,101,413
Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,695	2,797,874
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000	1,159,435
5.00%, 06/15/29	1,000	1,171,929
5.00%, 06/15/29 (c)	3,055	3,556,590

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Illinois (continued)
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	$1,000	$1,073,846
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690	636,508
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/56 ^	4,000	1,168,218
3.00%, 12/15/24 (c)	2,000	2,074,746
4.00%, 12/15/29 (c)	16,000	17,007,333
5.00%, 12/15/27 (c)	250	280,135
5.00%, 12/15/29 (c)	8,225	9,350,334
5.00%, 06/15/22 (c)	3,210	3,262,350
5.50%, 12/15/25 (c)	1,400	1,551,955
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590	415,775
0.00%, 06/15/29 ^	840	703,250
0.00%, 06/15/31 ^	125	98,566
0.00%, 06/15/34 ^	190	136,086
0.00%, 06/15/39 ^	115	69,200
0.00%, 06/15/40 ^	1,500	868,197
0.01%, 12/15/30	475	380,371
0.01%, 06/15/30	745	605,583
0.01%, 06/15/37	800	518,632
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
0.01%, 12/15/54	2,740	864,329
5.00%, 06/15/22 (c)	3,765	3,826,401
5.00%, 06/15/22 (c)	1,450	1,473,647
5.00%, 06/15/22 (c)	290	294,729
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^	1,080	931,020
5.70%, 06/15/23	410	436,098
Northeastern Illinois University (CP) 4.00%, 10/01/22 (c)	585	554,887
Southwestern Illinois Development Authority (RB) 5.35%, 03/03/22 (c)	230	140,074
Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,500	1,522,651
State of Illinois (GO)
3.50%, 06/01/26 (c)	935	991,545
3.50%, 06/01/26 (c)	175	184,439
4.00%, 01/01/26 (c)	500	540,597
	Par (000’s)	Value
Illinois (continued)
4.00%, 05/01/24	$660	$699,673
4.00%, 06/01/26 (c)	270	288,033
4.00%, 06/01/26 (c)	360	384,994
4.00%, 06/01/26 (c)	220	236,563
4.00%, 06/01/26 (c)	460	486,040
4.00%, 06/01/26 (c)	1,000	1,071,756
4.00%, 08/01/22 (c)	150	152,189
4.12%, 11/01/26 (c)	600	656,480
4.12%, 03/03/22 (c)	160	160,386
5.00%, 01/01/26 (c)	1,200	1,334,379
5.00%, 11/01/24	200	219,519
5.00%, 12/01/24	820	902,180
5.00%, 02/01/24 (c)	350	375,169
5.00%, 02/01/24 (c)	375	402,228
5.00%, 02/01/26	2,750	3,098,866
5.00%, 02/01/27	500	573,212
5.00%, 03/01/28	805	936,320
5.00%, 03/01/31 (c)	1,500	1,814,435
5.00%, 03/01/31 (c)	1,000	1,202,091
5.00%, 03/03/22 (c)	305	305,902
5.00%, 03/03/22 (c)	250	250,766
5.00%, 03/03/22 (c)	100	100,302
5.00%, 03/03/22 (c)	140	140,495
5.00%, 04/01/24 (c)	1,470	1,580,269
5.00%, 05/01/23	335	351,531
5.00%, 05/01/24 (c)	100	107,303
5.00%, 05/01/24 (c)	1,025	1,106,896
5.00%, 05/01/24 (c)	175	187,872
5.00%, 05/01/24 (c)	275	296,115
5.00%, 05/01/24 (c)	2,005	2,161,307
5.00%, 05/01/24 (c)	5,035	5,387,880
5.00%, 06/01/26	125	141,700
5.00%, 06/01/26 (c)	800	907,602
5.00%, 06/01/26 (c)	1,040	1,177,560
5.00%, 07/01/23	475	501,177
5.00%, 08/01/22 (c)	1,830	1,867,262
5.25%, 07/01/23 (c)	550	582,010
5.25%, 07/01/23 (c)	290	306,161
5.25%, 07/01/23 (c)	510	539,459
5.50%, 07/01/23 (c)	1,165	1,239,089
5.50%, 07/01/23 (c)	560	591,782
6.00%, 05/01/25	500	571,133
6.00%, 05/01/26	880	1,032,279
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	3,710	4,541,023
State of Illinois Sales Tax (RB) 3.00%, 06/15/26 (c)	100	102,409
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	1,000	1,090,529
4.00%, 03/03/22 (c)	320	320,840
4.00%, 03/03/22 (c)	100	100,214
5.00%, 10/01/28	500	586,663
5.00%, 12/01/27 (c)	100	114,401
5.00%, 03/01/30	2,740	3,282,416
5.00%, 03/01/31 (c)	1,250	1,475,324
5.00%, 03/01/31 (c)	3,000	3,627,023
5.00%, 04/01/23 (c)	110	114,319
5.00%, 05/01/28 (c)	270	309,974

18

	Par (000’s)	Value
Illinois (continued)
5.00%, 05/01/28 (c)	$1,000	$1,153,388
5.00%, 05/01/28 (c)	365	418,575
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	8,425	9,682,446
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755	1,865,038
5.00%, 11/01/23	1,270	1,353,838
5.00%, 11/01/25	3,955	4,437,897
5.00%, 11/01/26	11,690	13,348,171
5.00%, 11/01/27	7,000	8,102,408
5.00%, 11/01/27 (c)	9,700	11,191,410
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500	518,928
Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	360	356,474
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90	74,348
0.00%, 01/01/31 ^	245	187,997
0.00%, 01/01/33 ^	540	385,957
		400,517,809
Indiana: 0.4%
City of Anderson, Anderson University (RB) 6.00%, 10/01/22 (c)	1,630	1,568,300
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	215	205,115
City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 03/03/22 (c)	1,000	1,004,018
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	50	52,203
Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
5.12%, 03/03/22 (c)	670	672,191
5.50%, 03/03/22 (c)	600	602,168
5.50%, 03/03/22 (c)	725	727,571
Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
5.00%, 07/01/23 (c)	1,000	1,056,295
5.00%, 07/01/23 (c)	250	264,074
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
3.00%, 11/01/30	1,000	1,003,553
5.00%, 06/01/22 (c)	1,620	1,635,289
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	3,500	3,512,436
	Par (000’s)	Value
Indiana (continued)
Valparaiso, Indiana Exempt Facilities, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	$400	$423,555
		12,726,768
Iowa: 1.2%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025	1,043,403
Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,500	1,304,829
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,195	5,527,828
Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/37 (c) (p)	8,550	9,210,790
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/27 (c)	5,960	6,468,583
5.00%, 05/15/27 (c)	655	711,557
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	2,095	2,154,731
5.00%, 10/01/25 (c)	2,115	2,221,100
5.00%, 10/01/25 (c)	990	1,044,789
Iowa Tobacco Settlement Authority, Series A-2 (RB) 4.00%, 06/01/31 (c)	1,000	1,096,184
Iowa Tobacco Settlement Authority, Series B-1 (RB) 4.00%, 06/01/31 (c)	8,800	9,586,079
		40,369,873
Kansas: 0.5%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250	271,868
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	1,000	1,050,861
City of Wichita, Health Care Facilities, Series II-A (RB)
5.25%, 12/01/26 (c)	255	261,645
5.38%, 12/01/26 (c)	1,125	1,143,789
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250	269,584

19

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Kansas (continued)
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	$1,000	$942,565
Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	2,550	1,441,942
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	850	875,236
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	345	342,998
6.00%, 09/01/25 (c)	2,125	2,141,850
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	10,000	3,261,127
Wyandotte County-Kansas City Unified Government (RB) 5.75%, 09/01/25 (c)	4,565	4,577,901
		16,581,366
Kentucky: 0.4%
Christian County, Jennie Stuart Medical Center (RB)
5.38%, 02/01/26 (c)	1,100	1,230,086
5.50%, 02/01/26 (c)	1,000	1,117,890
Kentucky Economic Development Finance Authority, Christian Care Communities, Inc. (RB) 5.12%, 07/01/29 (c)	1,000	1,072,083
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	350	366,222
5.00%, 05/15/26 (c)	250	258,548
5.00%, 05/15/26 (c)	545	575,024
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/22 (c)	400	402,799
5.50%, 11/15/22 (c)	250	251,180
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	4,365	4,670,932
	Par (000’s)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	$175	$199,306
5.00%, 06/01/27 (c)	990	1,131,977
5.25%, 06/01/27 (c)	750	864,505
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500	572,234
Kentucky Economic Development Finance Authority, Rosedale Green Project (RB) 5.50%, 11/15/25 (c)	515	527,126
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/23	265	280,914
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	335	357,869
		13,878,695
Louisiana: 0.7%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	3,950	4,486,959
5.00%, 12/01/29 (c)	1,750	2,011,393
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM)
4.00%, 12/01/28 (c)	3,235	3,616,161
4.00%, 12/01/28 (c)	1,470	1,639,191
5.00%, 12/01/25	100	113,543
Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 03/03/22 (c)	345	327,292
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500	512,740
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	975	1,004,556

20

	Par (000’s)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	$2,000	$2,105,540
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	175	147,064
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,000	1,068,106
Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	1,000	1,016,903
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500	504,913
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647	17
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259	23
8.38%, 07/01/24 (c) (d) *	1,389	14
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750	840,247
6.35%, 06/01/30 (c)	1,000	1,280,075
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	3,000	3,840,224
		24,514,961
Maine: 0.2%
Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	4,500	2,475,000
	Par (000’s)	Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	$1,270	$1,360,724
5.00%, 07/01/26 (c)	1,000	1,127,543
5.00%, 07/01/26 (c)	645	723,191
Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/03/22 (c)	2,000	2,002,556
		7,689,014
Maryland: 1.0%
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/27 (c)	3,000	3,125,946
5.00%, 09/01/27 (c)	1,425	1,490,071
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500	551,832
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250	268,364
County of Prince George’s, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00%, 11/01/25 (c)	500	553,144
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,000	2,160,304
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500	517,712
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 03/03/22 (c)	7,785	7,875,473
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100	108,693
4.38%, 01/01/27 (c)	470	510,731
4.50%, 01/01/27 (c)	530	575,905
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	500	532,207
4.00%, 09/01/30 (c)	6,500	7,058,913
4.00%, 09/01/30 (c)	500	548,287
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Inc., Series A (RB) 5.50%, 01/01/27 (c)	2,000	2,342,498

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	$400	$428,620
5.00%, 07/01/26 (c)	250	284,185
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210	225,637
4.25%, 07/01/25 (c)	145	156,929
5.00%, 07/01/25 (c)	625	693,028
5.00%, 07/01/25 (c)	500	552,233
5.00%, 07/01/25 (c)	1,500	1,650,012
Maryland Health and Higher Educational facilities, Stevenson University, Series A (RB) 4.00%, 06/01/31 (c)	750	831,306
Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
5.25%, 04/01/27 (c)	1,000	1,055,484
5.25%, 04/01/27 (c)	1,000	1,046,813
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500	542,077
		35,686,404
Massachusetts: 0.9%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	365	389,583
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/25	1,220	1,365,146
Massachusetts Development Finance Agency, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	1,000	1,085,274
5.00%, 07/01/28 (c)	1,300	1,382,214
5.00%, 07/01/28 (c)	1,000	1,055,272
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
4.00%, 07/01/25 (c)	285	302,196
5.00%, 07/01/25 (c)	2,105	2,338,863
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000	1,111,700
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	500	545,378
	Par (000’s)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	$1,035	$1,163,881
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/31 (c)	1,000	1,064,562
Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
5.00%, 07/01/27 (c)	1,900	1,776,518
5.00%, 07/01/27 (c)	1,000	974,638
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
5.25%, 07/01/24 (c)	350	351,004
5.50%, 07/01/24 (c)	550	553,022
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500	545,318
5.12%, 11/15/25 (c)	500	543,388
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/22 (c)	1,000	1,066,996
5.00%, 10/01/22 (c)	1,400	1,503,012
5.00%, 10/01/22 (c)	3,820	4,099,726
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,930	2,160,961
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	4,000	4,436,446
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	190	216,563
5.00%, 07/01/26 (c)	510	582,229
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,000	1,175,447
		31,789,337
Michigan: 0.6%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290	324,710
City of Detroit (GO) 5.50%, 04/01/30 (c)	250	300,022

22

	Par (000’s)	Value
Michigan (continued)
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	$500	$553,843
Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	425	441,583
Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB) 5.00%, 11/01/24 (c)	500	535,835
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
4.75%, 11/15/25	545	585,137
5.25%, 11/15/25 (c)	250	265,648
5.50%, 11/15/25 (c)	300	317,917
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/23	110	115,285
5.00%, 07/01/24 (c)	215	225,726
5.00%, 07/01/24 (c)	3,575	3,739,357
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) (AGM) 5.00%, 07/01/24 (c)	165	176,248
Michigan Finance Authority, Series B-1 (RB) 5.00%, 12/01/30 (c)	4,000	4,636,601
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795	838,058
Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 03/03/22 (c)	1,000	1,039,828
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	100	104,379
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 06/01/22 (c)	2,650	2,668,051
5.50%, 06/01/22 (c)	2,000	2,011,465
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	700	823,538
5.00%, 12/31/28 (c)	1,250	1,439,591
5.00%, 12/31/28 (c)	600	707,471
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01%, 02/16/22 (c)	260	29,988
		21,880,281
	Par (000’s)	Value
Minnesota: 0.9%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	$135	$139,411
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500	523,010
City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
4.38%, 09/01/23 (c)	2,920	3,018,963
4.50%, 09/01/23 (c)	940	973,655
City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
5.00%, 06/01/23 (c)	350	360,134
5.00%, 06/01/23 (c)	500	508,860
5.00%, 06/01/23 (c)	750	764,453
City of Blaine, Crest View Senior Communities Project, Series A (RB)
5.75%, 07/01/25 (c)	1,355	1,243,277
6.12%, 07/01/25 (c)	400	367,251
6.12%, 07/01/25 (c)	1,055	946,468
City of Brooklyn Center, Minnesota Multifamily Housing, Series A (RB) 5.50%, 03/03/22 (c)	1,900	1,401,638
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	245	257,568
5.50%, 07/01/25 (c)	250	264,628
5.75%, 07/01/25 (c)	500	526,665
City of Crookston, Health Care Facilities, Riverview Health Project (RB)
5.00%, 05/01/29 (c)	2,000	2,076,157
5.00%, 05/01/29 (c)	3,000	3,153,268
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500	544,886
5.50%, 07/01/25 (c)	1,000	1,090,365
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	500	558,781
City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	750	794,994
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115	121,466

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Minnesota (continued)
City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	$500	$526,756
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000	1,900,000
City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,000	1,043,403
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/26 (c)	325	363,862
City of Wayzata, Folkestone Senior Living Community (RB) 4.00%, 08/01/24 (c)	350	359,277
City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	500	503,356
Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	665	692,137
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730	3,942,801
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 02/22/22 (c)	1,000	1,000,322
Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	1,500	1,531,387
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	250	261,947
		31,761,146
Mississippi: 0.1%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB) 4.00%, 10/01/31 (c)	1,000	1,092,233
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,000	1,092,376
		2,184,609
Missouri: 1.0%
Boone County, Boone Hospital Center (RB) 3.00%, 08/01/26 (c)	410	414,147
	Par (000’s)	Value
Missouri (continued)
4.00%, 08/01/26 (c)	$565	$597,734
5.00%, 08/01/26 (c)	1,000	1,122,220
Cape Girardeau County Industrial Development Authority, Missouri Health Facilities (RB) 3.00%, 03/01/31 (c)	3,750	3,693,657
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000	1,146,534
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	175	176,497
City of Lees Summit (TA) 4.88%, 11/01/27 (c)	2,500	2,428,878
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500	510,874
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 03/03/22 (c)	40	39,266
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	1,000	1,052,206
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
4.38%, 11/15/26 (c)	250	242,063
4.75%, 11/15/26 (c)	500	488,779
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475	517,294
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	400	417,685
5.25%, 12/01/26 (c)	1,100	1,143,618
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352	5,067,940
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM)
5.00%, 02/01/28 (c)	5,975	5,886,437
5.00%, 02/01/28 (c)	3,000	2,997,876
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB) 5.25%, 05/15/27 (c)	500	541,364

24

	Par (000’s)	Value
Missouri (continued)
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	$1,550	$1,659,417
5.00%, 08/15/25 (c)	2,000	2,179,427
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860	873,604
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	1,000	1,020,238
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500	552,432
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150	161,619
		34,931,806
Montana: 0.0%
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.12%, 07/01/28 (c)	500	543,360
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/34	1,000	1,269,497
5.00%, 09/01/42	4,045	5,455,603
		6,725,100
Nevada: 0.4%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	555	582,825
4.00%, 06/01/29 (c)	250	263,788
City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.01%, 07/01/38 (c)	9,000	1,495,075
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/03/22 (c)	1,380	1,282,434
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	170	181,895
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625	650,939
	Par (000’s)	Value
Nevada (continued)
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	$235	$254,159
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	485	527,977
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	4,045	4,259,262
State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,125	2,236,275
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	500	535,881
5.00%, 12/15/25 (c)	400	434,188
5.00%, 12/15/25 (c)	1,000	1,090,087
5.12%, 12/15/25 (c)	1,000	1,077,431
		14,872,216
New Hampshire: 0.5%
National Finance Authority, Ascentria Care Alliance Project (RB) 5.00%, 07/01/28 (c)	1,220	1,293,255
National Finance Authority, Covanta Project, Series B (RB) 4.62%, 07/01/23 (c)	4,000	4,100,418
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	2,275	2,332,675
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	2,000	2,115,033
National Finance Authority, The Vista Project, Series A (RB)
5.62%, 07/01/25 (c)	1,600	1,684,684
5.75%, 07/01/25 (c)	2,750	2,901,946
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	1,500	750,000
6.12%, 07/01/24 (c) (d) *	1,000	500,000
6.25%, 07/01/24 (c) (d) *	500	250,000
		15,928,011
New Jersey: 7.8%
Atlantic City (GO) 5.00%, 12/01/23 (c)	65	67,061

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New Jersey (continued)
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	$150	$160,604
Casino Reinvestment Development Authority (RB)
5.25%, 11/01/24 (c)	1,410	1,507,782
5.25%, 11/01/24 (c)	2,450	2,615,593
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	1,395	1,476,630
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470	512,879
New Jersey Economic Development Authority, Cigarette Tax (RB)
4.25%, 06/15/22 (c)	1,665	1,683,513
5.00%, 06/15/22 (c)	160	162,285
5.00%, 06/15/22 (c)	520	527,265
5.00%, 06/15/22 (c)	1,020	1,035,350
5.00%, 06/15/22 (c)	1,150	1,166,204
5.00%, 06/15/22 (c)	535	542,451
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	4,870	5,011,899
5.25%, 08/20/22 (c)	7,075	7,275,389
5.50%, 06/20/23 (c)	60	63,477
5.62%, 03/05/24 (c)	2,035	2,199,291
5.62%, 03/05/24 (c)	285	308,009
5.75%, 09/15/22 (c)	4,825	4,916,544
New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
5.00%, 12/15/27 (c)	1,130	1,299,966
5.00%, 12/15/27 (c)	500	571,887
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55	57,601
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655	666,196
5.00%, 01/01/24 (c)	500	506,624
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) 4.00%, 07/01/27 (c)	2,000	2,177,305
	Par (000’s)	Value
New Jersey (continued)
4.00%, 07/01/27 (c)	$1,640	$1,787,873
5.00%, 07/01/27 (c)	1,890	2,164,885
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515	475,034
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,250	1,402,363
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	120	130,994
5.00%, 11/01/24	500	550,186
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	2,000	2,389,648
New Jersey Economic Development Authority, Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	1,000	1,043,155
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	2,185	2,481,688
5.00%, 12/15/26 (c)	305	348,755
5.00%, 12/15/26 (c)	725	830,298
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	2,095	2,423,067
5.50%, 12/15/26 (c)	165	196,642
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
4.00%, 06/15/27 (c)	1,000	1,081,265
5.00%, 06/15/27 (c)	780	922,267
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
5.00%, 03/01/22 (c)	290	290,918
5.00%, 03/01/22 (c)	470	471,505
5.00%, 03/01/22 (c)	435	437,608
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 09/01/22 (c)	125	127,747

26

	Par (000’s)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	$600	$712,169
5.00%, 12/15/29 (c)	1,485	1,758,865
5.00%, 12/15/29 (c)	1,000	1,166,579
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500	558,280
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
4.00%, 03/01/23 (c)	320	330,914
5.00%, 03/01/23 (c)	1,545	1,614,277
5.00%, 03/01/23 (c)	1,335	1,390,076
5.00%, 03/01/23 (c)	1,565	1,630,368
5.00%, 03/01/23 (c)	230	240,313
5.00%, 03/01/23 (c)	1,750	1,822,380
5.00%, 03/01/23 (c)	300	312,244
5.00%, 03/01/23 (c)	590	616,455
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	920	999,159
5.00%, 06/15/24 (c)	580	631,802
5.00%, 06/15/24 (c)	100	108,702
5.00%, 06/15/24 (c)	140	152,504
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/29 (c)	205	222,762
4.00%, 12/15/30 (c)	600	664,587
4.00%, 12/15/30 (c)	2,380	2,642,223
4.00%, 12/15/30 (c)	700	784,636
4.00%, 12/15/30 (c)	2,690	3,005,848
4.00%, 12/15/30 (c)	1,000	1,093,619
4.00%, 12/15/30 (c)	2,715	2,949,565
4.00%, 12/15/30 (c)	600	667,436
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	620	675,375
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	875	947,523
5.00%, 06/15/24 (c)	2,500	2,704,811
	Par (000’s)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	$630	$700,070
5.00%, 06/15/25 (c)	680	756,568
5.00%, 06/15/25 (c)	1,235	1,374,491
5.00%, 06/15/25 (c)	765	850,606
5.25%, 06/15/25 (c)	1,055	1,192,760
5.25%, 06/15/25 (c)	435	489,878
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220	233,864
4.25%, 06/15/25 (c)	885	966,624
4.38%, 06/15/25 (c)	420	458,721
5.00%, 06/15/24	1,080	1,173,720
5.00%, 06/15/25 (c)	105	117,122
New Jersey Economic Development Authority, Stevens Institute of Technology, Series A (RB) 3.00%, 07/01/30 (c)	1,000	995,196
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350	374,491
5.25%, 01/01/24 (c)	1,000	1,076,671
5.38%, 01/01/24 (c)	900	965,439
5.50%, 01/01/24 (c)	500	540,694
New Jersey Economic Development Authority, United Airlines Inc. (RB) 5.50%, 03/03/22 (c)	2,215	2,222,938
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
4.12%, 07/01/25 (c)	150	152,843
5.00%, 07/01/25 (c)	2,065	2,159,050
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/23	515	542,675
5.00%, 06/15/24	1,565	1,700,806
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330	361,057
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	1,490	1,579,676

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 04/01/28 (c)	$500	$591,622
5.00%, 04/01/28 (c)	1,000	1,156,533
New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 03/03/22 (c)	170	170,496
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	230	213,743
0.00%, 12/15/25 ^	270	250,916
0.00%, 12/15/26 ^	575	521,043
0.00%, 12/15/28 ^	4,440	3,794,848
0.00%, 12/15/33 ^	705	506,418
0.00%, 12/15/34 ^	915	631,043
0.00%, 12/15/37 ^	1,780	1,087,358
0.00%, 12/15/37 ^	1,115	681,126
0.00%, 12/15/38 ^	605	354,976
0.01%, 12/15/29	1,905	1,576,463
0.01%, 12/15/30	3,210	2,572,763
0.01%, 12/15/31	1,880	1,455,454
0.01%, 12/15/32	3,020	2,253,753
0.01%, 12/15/33	1,190	854,805
0.01%, 12/15/34	1,265	872,425
0.01%, 12/15/35	1,535	1,013,965
0.01%, 12/15/38	4,000	2,346,946
4.00%, 12/15/28 (c)	695	782,839
4.00%, 06/15/31 (c)	975	1,096,032
4.00%, 06/15/31 (c)	3,140	3,517,772
5.00%, 12/15/26	2,850	3,299,951
5.00%, 12/15/28 (c)	6,400	7,502,703
5.00%, 12/15/28 (c)	1,500	1,755,139
5.00%, 12/15/28 (c)	2,070	2,438,367
5.00%, 12/15/28	200	239,902
5.00%, 12/15/28 (c)	1,240	1,457,014
5.00%, 12/15/29 (c)	385	456,002
5.00%, 06/15/22 (c)	6,835	6,949,047
5.00%, 06/15/24	1,100	1,195,455
5.00%, 06/15/31 (c)	1,370	1,678,051
5.00%, 06/15/31 (c)	1,600	1,966,821
5.00%, 06/15/31	1,000	1,236,094
5.25%, 12/15/23	100	107,467
5.50%, 12/15/23	205	221,252
New Jersey Transportation Trust Fund Authority, Series A (RB) (BAM) 4.25%, 12/15/28 (c)	1,180	1,313,087
New Jersey Transportation Trust Fund Authority, Series AA (RB)
3.00%, 12/15/30 (c)	1,035	976,236
3.75%, 12/15/28 (c)	525	569,202
4.00%, 12/15/30 (c)	7,000	7,675,214
	Par (000’s)	Value
New Jersey (continued)
4.00%, 12/15/30 (c)	$4,000	$4,345,584
4.00%, 06/15/22 (c)	220	222,819
4.25%, 06/15/24 (c)	695	731,325
4.50%, 12/15/28 (c)	4,600	5,136,826
4.75%, 06/15/25 (c)	1,375	1,497,906
4.75%, 06/15/25 (c)	150	163,818
5.00%, 12/15/30 (c)	2,000	2,363,271
5.00%, 06/15/22 (c)	5,810	5,905,848
5.00%, 06/15/22 (c)	425	432,011
5.00%, 06/15/22 (c)	2,375	2,414,180
5.00%, 06/15/22 (c)	265	269,372
5.00%, 06/15/23 (c)	1,330	1,393,211
5.00%, 06/15/23 (c)	135	142,015
5.00%, 06/15/23 (c)	640	671,285
5.00%, 06/15/23 (c)	200	210,506
5.00%, 06/15/24 (c)	1,620	1,753,949
5.00%, 06/15/24 (c)	1,195	1,290,223
5.00%, 06/15/25 (c)	340	375,095
5.00%, 06/15/25 (c)	665	734,060
5.25%, 12/15/28 (c)	5,040	5,951,541
5.25%, 06/15/23 (c)	130	136,903
5.25%, 06/15/23 (c)	925	975,290
5.25%, 06/15/25 (c)	505	563,722
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 12/15/28 (c)	5,320	5,491,457
4.00%, 12/15/28 (c)	1,140	1,253,518
4.00%, 12/15/31 (c)	5,000	5,446,383
4.00%, 06/15/31 (c)	2,500	2,793,788
5.00%, 12/15/28 (c)	1,000	1,189,444
5.00%, 12/15/28 (c)	505	604,218
5.00%, 06/15/31 (c)	1,500	1,843,895
New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	2,245	2,489,002
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430	410,442
0.00%, 12/15/25 ^	250	233,133
0.00%, 12/15/35 ^	5,475	3,701,612
0.01%, 12/15/26	1,210	1,101,225
0.01%, 12/15/28	185	159,088
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
0.01%, 12/15/30	500	404,623
0.01%, 12/15/31	365	285,064
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/24	960	1,060,571
5.00%, 12/15/24 (c)	1,620	1,781,785
5.25%, 12/15/23	675	725,403

28

	Par (000’s)	Value
New Jersey (continued)
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	$100	$114,848
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/28 (c)	360	412,180
5.00%, 01/01/28 (c)	750	854,859
5.00%, 01/01/28 (c)	2,000	2,254,762
5.00%, 01/01/28 (c)	1,000	1,123,555
South Jersey Transportation Authority, Series A (RB) (BAM) 5.00%, 11/01/30 (c)	500	610,899
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	5,410	6,075,845
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	12,330	13,734,200
		270,634,037
New Mexico: 0.2%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	4,480	4,825,547
Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 03/03/22 (c)	1,000	1,011,525
		5,837,072
New York: 8.2%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/33 ^	370	267,274
0.00%, 07/15/47 ^	180	78,837
0.01%, 07/15/32	395	294,764
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	5,040	5,696,195
5.00%, 07/15/26	345	401,676
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,610	6,026,359
5.25%, 12/31/28 (c)	9,700	10,323,274
5.50%, 12/31/28 (c)	4,700	4,956,426
Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	250	272,167
	Par (000’s)	Value
New York (continued)
Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	$1,560	$1,670,596
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	6,200	6,704,046
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	2,000	2,264,276
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	300	324,065
City of Albany Capital Resources Corp., College of Saint Rose Project (RB)
4.00%, 07/01/31 (c)	1,000	1,034,140
4.00%, 07/01/31 (c)	1,750	1,781,602
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	8,370	9,516,202
5.00%, 07/01/30 (c)	1,500	1,733,649
5.00%, 07/01/30 (c)	1,000	1,144,522
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910	1,041,803
Erie Tobacco Asset Securitization Corp., Series A (RB) 5.00%, 03/03/22 (c)	5	5,081
Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 03/03/22 (c) ^	19,750	2,948,525
Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 03/03/22 (c) ^	10,000	1,012,647
Glen Cove Local Economic Assistance Corp., Garvies Point Public Improvement Project, Series A (RB) 5.00%, 01/01/27 (c)	2,050	2,149,886
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
3.00%, 12/01/30 (c)	2,210	2,235,847
5.00%, 12/01/30 (c)	500	620,910
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	1,545	1,600,688

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/16/22 (c)	$3,285	$3,381,109
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 02/16/22 (c)	3,905	3,976,779
New Rochelle Industrial Development Agency (RB)
5.25%, 07/01/22 (c) (d) *	1,352	27,032
5.50%, 07/01/19 (c) (d) *	62	1,238
New York City Housing Development Corp., Multi- Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500	4,573,385
New York Counties Tobacco Trust IV, Series A (RB)
0.00%, 02/16/22 (c) ^	1,640	624,960
0.01%, 02/16/22 (c)	75,000	3,194,767
0.01%, 02/16/22 (c)	64,000	6,565,466
3.75%, 06/01/26 (c)	1,160	1,186,515
5.00%, 02/16/22 (c)	5	5,055
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 02/16/22 (c) ^	10,525	1,090,115
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	22,275	23,957,106
5.15%, 11/15/24 (c)	5,710	6,230,630
5.38%, 11/15/24 (c)	3,700	4,038,750
7.25%, 11/15/24 (c)	10,000	10,881,024
New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	255	256,345
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000	7,023,257
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480	583,418
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150	169,197
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	3,500	4,109,326
New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	200	204,846
	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	$1,370	$1,592,540
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 03/03/22 (c)	50	50,045
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	2,000	2,012,810
5.00%, 02/22/22 (c)	8,640	8,727,198
5.00%, 02/22/22 (c)	7,350	7,424,179
5.25%, 08/01/30 (c)	3,050	3,511,971
5.38%, 08/01/30 (c)	2,650	3,210,929
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665	9,737,731
4.38%, 10/01/30 (c)	4,550	5,067,083
5.00%, 01/01/28 (c)	160	185,459
5.00%, 01/01/28 (c)	1,600	1,860,991
5.00%, 10/01/30 (c)	8,500	9,957,434
5.00%, 10/01/30 (c)	8,650	10,273,639
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,000	2,085,796
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000	1,045,119
5.00%, 07/01/24 (c)	8,130	8,688,155
5.00%, 07/01/24 (c)	420	451,257
5.00%, 07/01/24 (c)	230	246,361
5.25%, 07/01/24 (c)	2,225	2,373,069
New York Transportation Development Corp., New York State Thruway Service Areas Project (RB) 4.00%, 10/31/31 (c)	1,000	1,109,023
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,000	4,106,178
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355	361,873

30

	Par (000’s)	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp., Series A-2 (RB) 4.00%, 06/01/31 (c)	$3,250	$3,576,607
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	4,600	4,989,402
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.01%, 06/01/31 (c)	10,515	1,770,049
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB) 5.00%, 01/01/26 (c)	200	180,073
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,500	1,522,867
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/27 (c)	15,660	16,776,787
5.00%, 06/01/27 (c)	8,860	9,372,601
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	725	708,022
5.00%, 09/15/24 (c)	400	388,163
5.25%, 09/15/24 (c)	1,000	978,983
5.25%, 09/15/24 (c)	180	169,938
Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	2,390	2,467,107
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	255	283,955
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000	1,057,656
5.00%, 07/01/27 (c)	1,000	1,048,947
5.00%, 07/01/27 (c)	1,000	1,069,670
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575	4,706,595
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275	306,754
	Par (000’s)	Value
New York (continued)
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	$315	$357,102
		283,995,895
North Carolina: 0.8%
Columbus County Industrial Facilities and Pollution Control, International Paper Company Project, Series C (RB) 2.10%, 10/01/24 (p)	1,000	1,022,679
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	1,000	1,083,282
5.00%, 06/30/25 (c)	1,430	1,532,545
North Carolina Medical Care Commission (RB)
4.00%, 03/01/28 (c)	4,000	4,198,832
4.00%, 03/01/28 (c)	3,000	3,195,078
4.00%, 03/01/28 (c)	1,235	1,335,570
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	120	127,084
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550	577,739
5.00%, 10/01/24 (c)	250	268,188
5.00%, 10/01/24 (c)	250	266,253
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165	177,314
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM)
5.00%, 07/01/26 (c)	385	421,162
5.00%, 07/01/26 (c)	250	274,462
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465	499,354
North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,225	1,348,238
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250	1,368,699
5.00%, 01/01/27 (c)	1,000	1,148,157
5.00%, 01/01/30 (c)	1,400	1,663,461
5.00%, 01/01/30 (c)	1,705	2,008,460

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
3.00%, 01/01/30 (c)	$1,150	$1,189,685
5.00%, 01/01/29 (c)	100	121,571
5.00%, 01/01/30 (c)	1,250	1,508,333
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000	3,221,329
		28,557,475
North Dakota: 0.4%
City of Grand Forks, Altru Health System (RB) (AGM)
4.00%, 12/01/31 (c)	1,400	1,551,941
4.00%, 12/01/31 (c)	1,000	1,131,068
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615	332,100
7.75%, 09/01/23 (c) (d) *	1,285	693,900
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB)
6.62%, 06/15/26 (c)	2,625	2,588,384
7.00%, 06/15/26 (c)	5,500	5,351,988
County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	750	851,158
		12,500,539
Northern Mariana Islands: 0.1%
Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 03/03/22 (c)	4,900	4,664,056
Ohio: 4.8%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB) 5.25%, 11/15/26 (c)	500	572,878
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3.00%, 06/01/30 (c)	4,880	4,698,649
4.00%, 06/01/30 (c)	2,800	3,024,248
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	81,100	89,205,515
Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.01%, 06/01/30 (c)	35,000	5,491,196
	Par (000’s)	Value
Ohio (continued)
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	$900	$991,928
Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	4,000	4,041,632
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340	382,059
5.25%, 02/15/27 (c)	1,750	2,033,443
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/28 (c)	1,760	2,065,163
County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	750	759,414
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	2,250	2,438,164
4.00%, 11/15/29 (c)	3,940	4,312,980
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	3,000	3,005,581
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/23 (c)	1,530	1,572,050
5.00%, 02/15/23 (c)	490	504,026
5.00%, 02/15/23 (c)	490	505,447
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	2,500	2,595,586
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	4,315	4,790,827
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2.88%, 02/01/26	4,000	4,066,437
3.25%, 09/01/29	5,500	5,660,290
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/28 (c)	500	557,483
4.50%, 01/15/28 (c)	4,000	4,515,408

32

	Par (000’s)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Steel Corp. Project, Series A (RB) 6.75%, 03/03/22 (c)	$2,270	$2,278,636
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/03/22 (c)	1,100	1,103,774
Ohio Higher Educational Facility Commission Healthcare (RB) 5.25%, 01/01/24 (c)	1,500	1,533,557
Ohio Housing Finance Agency, Multifamily Housing, Sanctuary at Springboro Project (RB) 5.45%, 10/01/25 (c)	500	492,141
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	245	257,296
5.00%, 12/01/24 (c)	250	260,785
5.50%, 12/01/24 (c)	70	74,444
5.75%, 12/01/22 (c)	710	728,227
6.00%, 12/01/22 (c)	570	584,436
Southern Ohio Port Authority, PureCycle Project, Series A (RB) 7.00%, 12/01/27 (c)	8,650	9,728,222
		164,831,922
Oklahoma: 0.9%
Comanche County Hospital Authority, Series A (RB)
4.25%, 07/01/22 (c)	300	300,821
5.00%, 07/01/22 (c)	210	211,890
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605	517,975
Holdenville Public Works Authority, Series A (RB) (AGM) 4.30%, 11/01/24 (c)	780	678,421
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340	354,499
4.00%, 09/01/26 (c)	150	162,724
4.00%, 09/01/29 (c)	2,000	2,183,317
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 04/01/22 (c)	825	701,250
5.00%, 04/01/23	90	76,500
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700	827,836
5.25%, 08/15/28 (c)	2,900	3,459,651
5.25%, 08/15/28 (c)	6,000	7,132,682
	Par (000’s)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	$1,300	$1,562,365
5.50%, 08/15/28 (c)	8,320	9,982,302
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375	382,480
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,125	2,322,654
		30,857,367
Oregon: 0.1%
Yamhill County Hospital Authority, Friendsview Retirement Community, Series A (RB)
5.00%, 11/15/24 (c)	1,000	1,069,969
5.00%, 11/15/28 (c)	3,500	3,938,448
		5,008,417
Pennsylvania: 3.2%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	200	215,624
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	2,000	2,230,825
5.00%, 05/01/27 (c)	250	282,251
5.00%, 05/01/28	1,000	1,159,251
5.00%, 05/01/28	895	1,032,589
5.00%, 05/01/28 (c)	250	286,366
5.38%, 05/01/28 (c)	1,000	1,146,843
Allentown Neighborhood Improvement Zone Development Authority, Series A (RB) 5.00%, 05/01/22 (c)	150	151,553
Berks County Industrial Development Authority, Tower Health Project (RB)
3.75%, 11/01/27 (c)	1,390	1,355,403
5.00%, 11/01/24	500	535,935
5.00%, 11/01/26	120	133,492
5.00%, 11/01/27 (c)	110	118,784
5.00%, 11/01/27 (c)	470	520,633
5.00%, 11/01/27 (c)	1,000	1,093,036
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB) 5.00%, 05/01/22 (c)	1,000	1,005,490
Berks County Municipal Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	5,715	5,673,521

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Pennsylvania (continued)
Berks County Municipal Authority, Tower Health Project, Series A (RB) 5.00%, 02/01/30	$860	$998,154
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000	6,620,720
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670	764,703
Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,515	1,974,146
Bucks County Industrial Development Authority Hospital (RB) 4.00%, 07/01/31 (c)	1,000	1,090,136
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	1,000	1,084,767
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	430	387,666
Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	3,925	4,169,413
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440	462,040
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,400	1,553,718
5.12%, 03/01/28 (c)	5,487	6,079,301
County of Cumberland, Diakon Lutheran Social Ministries (RB)
4.00%, 01/01/25 (c)	185	195,151
4.00%, 01/01/25 (c)	245	264,336
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	440	483,102
6.00%, 06/01/26 (c)	1,440	1,577,766
	Par (000’s)	Value
Pennsylvania (continued)
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	$500	$542,819
6.25%, 10/15/28 (c)	3,200	3,812,068
Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	315	318,467
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395	427,331
Delaware River Port Authority, Port District Project (RB)
5.00%, 01/01/23 (c)	840	870,422
5.00%, 01/01/23 (c)	1,080	1,119,255
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	215	231,862
5.00%, 12/01/25 (c)	500	540,155
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB) (NATL) 5.00%, 12/01/25 (c)	1,900	2,049,725
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000	1,095,487
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	310	342,013
5.00%, 03/01/27 (c)	425	467,832
5.00%, 03/01/27 (c)	425	472,075
5.00%, 04/01/22 (c)	1,000	1,004,329
Mercer County, Industrial Development Authority, Thiel College Project (RB) 6.12%, 10/01/25 (c)	815	883,534
Montgomery County Industrial Development Authority Health System, Albert Einstein Healthcare Network Issue, Series A (RB)
4.25%, 01/15/25 (c)	635	682,079
5.25%, 01/15/25 (c)	4,235	4,721,050
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 5.00%, 01/01/25 (c)	150	159,385

34

	Par (000’s)	Value
Pennsylvania (continued)
5.25%, 01/01/25 (c)	$870	$921,708
5.38%, 01/01/25 (c)	820	866,410
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300	322,336
5.75%, 07/01/25 (c)	2,000	2,140,890
6.00%, 07/01/25 (c)	590	630,195
Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	8,300	6,093,806
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040	1,216,000
6.75%, 12/01/28 (c) (d) *	6,470	2,588,000
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685	1,855,982
5.00%, 12/31/22	45	46,699
5.00%, 12/31/23	125	134,350
5.00%, 12/31/24	550	610,103
5.00%, 12/31/25	1,105	1,261,518
5.00%, 06/30/26 (c)	1,485	1,715,844
5.00%, 06/30/26 (c)	410	469,643
5.00%, 06/30/26 (c)	575	660,779
5.00%, 06/30/26 (c)	500	570,601
Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
4.00%, 11/01/22 (c)	425	426,973
5.00%, 11/01/22 (c)	250	254,103
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 11/01/22 (c)	1,915	1,939,163
5.00%, 11/01/22 (c)	1,000	1,011,328
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000	1,113,966
	Par (000’s)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	$440	$467,468
6.50%, 06/01/25 (c)	440	466,973
6.62%, 06/01/25 (c)	415	441,092
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355	383,422
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350	370,951
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/28 (c)	1,000	1,125,117
5.00%, 06/15/28 (c)	500	569,692
Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,000	2,089,341
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
5.00%, 07/01/27 (c)	2,000	2,164,158
5.00%, 07/01/27 (c)	735	802,941
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,000	1,161,882
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
5.00%, 07/01/27 (c)	1,240	1,444,254
5.00%, 07/01/27 (c)	220	255,939
5.62%, 07/01/22 (c)	2,190	2,232,532
5.62%, 07/01/22 (c)	5,020	5,118,435
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	250	253,321

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	$1,210	$1,227,146
		111,811,664
Puerto Rico: 3.7%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80	27,051
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/31 (c)	1,905	2,143,543
5.00%, 07/01/22 (c)	5,365	5,459,921
5.12%, 07/01/22 (c)	1,050	1,069,119
5.25%, 07/01/22 (c)	6,970	7,100,503
5.75%, 07/01/22 (c)	4,025	4,108,663
6.00%, 07/01/22 (c)	4,550	4,648,881
6.12%, 07/01/24	155	166,836
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 03/03/22 (c)	100	103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
5.12%, 04/01/22 (c)	100	101,575
5.38%, 04/01/22 (c)	100	101,750
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/22 (c)	20	20,296
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	4,980	4,741,315
4.50%, 07/01/25 (c)	2,000	2,138,233
5.00%, 07/01/28 (c)	23,700	26,402,426
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662	7,334,169
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	21,399	23,541,145
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	10,960	11,924,396
4.33%, 07/01/28 (c)	11,958	13,010,212
4.55%, 07/01/28 (c)	5,000	5,504,479
4.78%, 07/01/28 (c)	5,869	6,446,887
		126,094,900
	Par (000’s)	Value
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	$100	$112,594
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/23	250	262,514
5.00%, 05/15/26 (c)	690	766,325
5.00%, 05/15/26 (c)	1,000	1,118,535
Tobacco Settlement Financing Corp., Series A (RB)
0.00%, 02/16/22 (c) ^	20,580	3,498,976
5.00%, 06/01/25 (c)	1,650	1,803,823
Tobacco Settlement Financing Corp., Series B (RB)
4.50%, 06/01/25 (c)	2,000	2,125,027
5.00%, 06/01/25 (c)	2,000	2,166,498
		11,854,292
South Carolina: 0.6%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800	865,694
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	4,878	559,425
South Carolina Jobs-Economic Development Authority (RB) 6.50%, 06/01/28 (c)	3,000	3,018,398
South Carolina Jobs-Economic Development Authority (RB) (AGM) 5.00%, 04/01/24 (c)	1,000	1,066,183
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	650	707,418
5.00%, 11/01/24 (c)	500	542,681
5.00%, 11/01/24 (c)	500	545,064
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500	560,159
5.75%, 12/15/26 (c)	500	566,446
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB)
5.00%, 04/01/25 (c)	5,000	5,366,853
5.00%, 04/01/25 (c)	1,750	1,876,748

36

	Par (000’s)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	$320	$321,820
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/24 (c)	305	316,986
4.00%, 11/15/24 (c)	795	817,724
5.25%, 11/15/24 (c)	3,755	4,041,575
		21,173,174
South Dakota: 0.0%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	500	517,022
5.00%, 11/01/26 (c)	750	804,540
		1,321,562
Tennessee: 0.7%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	740	575,235
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/26 (c)	2,000	2,047,220
5.12%, 12/01/26 (c)	2,000	2,036,453
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310	364,770
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	540	589,016
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	290	305,300
4.00%, 09/01/26 (c)	295	312,735
5.00%, 04/01/27 (c)	380	432,723
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
4.75%, 07/01/27	560	526,978
5.50%, 07/01/27 (c)	1,100	989,777
5.62%, 07/01/27 (c)	1,500	1,311,753
Metropolitan Government of Nashville & Davidson County, South Nashville Central Business Improvement District, Series B (SA) 0.00%, 06/01/43 ^	1,000	369,684
	Par (000’s)	Value
Tennessee (continued)
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	$250	$264,377
5.75%, 10/01/25 (c)	1,595	1,686,900
5.75%, 10/01/25 (c)	5,755	6,030,291
Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
5.00%, 09/01/26 (c)	475	449,624
5.38%, 09/01/23 (c)	205	200,517
5.50%, 09/01/23 (c)	200	194,337
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	4,200	4,884,871
Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	160	166,342
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200	221,982
		23,960,885
Texas: 4.8%
Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities (RB) 7.50%, 12/01/27 (c)	1,000	950,023
Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	1,500	1,425,035
Arlington Higher Education Finance Corp., Wayside Schools, Series A (RB)
4.00%, 08/15/26 (c)	610	649,029
4.00%, 08/15/26 (c)	1,025	1,082,921
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280	311,664
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715	761,218
5.00%, 01/01/27 (c)	500	529,013

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) (AGM) 5.00%, 01/01/23	$800	$816,822
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	610	645,447
5.00%, 12/01/25 (c)	215	226,483
5.25%, 12/01/25 (c)	700	755,466
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	5,550	5,682,189
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	1,850	2,015,926
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,700	2,784,155
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	5,690	6,207,343
4.00%, 01/01/30 (c)	1,500	1,646,294
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	775	844,060
City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB)
5.00%, 07/15/27	3,140	3,568,270
5.00%, 07/15/28	2,000	2,300,665
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 03/03/22 (c)	2,050	2,062,178
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	2,375	2,484,365
5.00%, 07/15/28	1,000	1,150,333
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
5.00%, 07/15/25 (c)	2,600	2,809,446
5.00%, 07/15/25 (c)	650	701,691
	Par (000’s)	Value
Texas (continued)
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	$730	$806,712
5.50%, 08/15/25 (c)	610	678,338
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500	561,515
6.00%, 08/15/25 (c)	500	562,660
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850	862,472
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,265	2,286,646
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/23 ^	250	239,480
0.00%, 11/15/23 ^	675	660,751
0.00%, 11/15/27 ^	590	493,228
0.00%, 11/15/31 (c) ^	120	66,157
0.00%, 11/15/31 (c) ^	145	62,144
0.00%, 11/15/31 (c) ^	170	68,278
0.01%, 11/15/25	495	444,790
0.01%, 11/15/29	1,405	1,081,912
0.01%, 11/15/30	115	84,813
0.01%, 11/15/31 (c)	350	170,533
0.01%, 11/15/31 (c)	705	467,625
0.01%, 11/15/31 (c)	1,140	429,971
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	335	159,620
0.00%, 11/15/24 (c) ^	100	60,604
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c) (d) *	700	546,000
5.12%, 02/15/24 (c) (d) *	2,680	2,090,400
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 02/22/22 (c)	10,000	10,516,543
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	235	126,900
New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) (AGC) 12.00%, 12/01/25 (c) (d) *	750	262,500

38

	Par (000’s)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	$1,595	$797,500
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230	234,456
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB)
4.00%, 08/15/31 (c)	1,000	1,049,317
4.00%, 08/15/31 (c)	1,000	1,055,160
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225	241,665
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	100	103,098
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
5.38%, 11/15/26 (c)	975	1,028,030
5.50%, 11/15/26 (c)	750	787,183
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115	98,900
5.00%, 07/01/25 (c)	500	430,000
5.00%, 07/01/25 (c)	440	378,400
5.00%, 07/01/25 (c)	100	86,000
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	200	214,547
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	2,045	2,209,102
5.00%, 12/01/26 (c)	1,000	1,079,865
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB)
5.25%, 01/01/28 (c)	4,500	4,428,819
5.50%, 01/01/28 (c)	8,045	7,885,535
	Par (000’s)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	$250	$254,078
5.00%, 01/01/26 (c)	250	254,817
North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,050	1,169,308
North East Texas Regional Mobility Authority, Series B (RB)
5.00%, 01/01/26 (c)	600	662,214
5.00%, 01/01/26 (c)	400	442,908
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,825	3,053,304
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB)
2.75%, 07/01/23 (c)	2,000	1,844,199
2.88%, 07/01/23 (c)	2,000	1,754,472
3.00%, 07/01/23 (c)	11,500	9,801,308
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (BAM) 4.00%, 03/03/22 (c)	4,750	4,798,061
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400	431,574
5.00%, 08/15/26 (c)	400	425,304
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000	1,050,714
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	9,900	2,475,000
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125	132,785
Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
6.62%, 05/15/27 (c)	3,850	4,309,439
6.75%, 05/15/27 (c)	2,100	2,336,597

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	$535	$374,500
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c) (d) *	2,180	479,600
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB)
5.00%, 11/15/25 (c) (d) *	1,100	242,000
5.00%, 11/15/25 (c) (d) *	1,000	220,000
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
4.00%, 11/15/25 (d) *	100	22,000
5.00%, 11/15/25 (c) (d) *	1,405	309,100
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/28	925	1,087,414
5.00%, 12/15/29	1,375	1,640,808
5.00%, 12/15/31	1,670	2,057,707
5.00%, 12/15/32	2,120	2,651,290
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	230	253,666
5.00%, 12/31/25 (c)	460	505,015
5.00%, 12/31/25 (c)	250	273,696
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	9,420	10,941,724
7.00%, 09/01/23 (c)	515	564,100
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
4.00%, 12/31/29 (c)	500	563,101
5.00%, 12/31/29 (c)	1,300	1,570,519
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	600	654,756
5.00%, 08/15/24 (c)	7,360	8,033,313
5.00%, 08/15/24 (c)	850	927,977
5.00%, 08/15/24 (c)	1,500	1,637,373
	Par (000’s)	Value
Texas (continued)
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	$1,000	$1,018,385
6.25%, 09/01/25 (c)	1,000	1,018,499
6.38%, 09/01/25 (c)	1,000	1,019,626
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980	2,755,434
		164,325,890
Utah: 0.5%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 (SA) 4.00%, 08/01/31 (c)	5,000	5,022,424
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA)
4.50%, 08/01/30 (c)	2,500	2,730,611
5.00%, 08/01/30 (c)	4,000	4,376,946
Military Installation Development Authority, Utah Tax Allocation, Series A-1 (RB) 4.00%, 09/01/26 (c)	1,000	912,484
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500	1,647,437
5.38%, 06/15/27 (c)	3,195	3,485,795
		18,175,697
Vermont: 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,100	1,113,311
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	1,160	1,261,820
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB)
4.00%, 05/01/28 (c)	1,000	1,040,773
4.00%, 05/01/28 (c)	500	533,018
		3,948,922
Virgin Islands: 0.8%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 03/03/22 (c)	720	728,799

40

	Par (000’s)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
4.50%, 10/01/24 (c)	$550	$497,950
5.00%, 10/01/24 (c)	1,000	1,002,303
5.00%, 10/01/24 (c)	4,250	4,200,403
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 03/03/22 (c)	175	175,476
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
6.62%, 03/03/22 (c)	215	217,030
6.75%, 03/03/22 (c)	1,840	1,857,377
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4.50%, 03/03/22 (c)	100	100,250
5.00%, 03/03/22 (c)	3,865	3,875,598
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.25%, 03/03/22 (c)	3,180	3,172,028
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series A (RB) 5.00%, 03/03/22 (c)	3,740	3,760,704
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series B (RB)
5.00%, 03/03/22 (c)	465	463,140
5.00%, 03/03/22 (c)	635	638,516
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 03/03/22 (c)	1,070	1,033,861
5.00%, 03/03/22 (c)	170	163,414
5.00%, 03/03/22 (c)	5,560	5,254,621
5.00%, 03/03/22 (c)	330	326,886
5.00%, 03/03/22 (c)	1,170	1,138,285
5.00%, 03/03/22 (c)	65	63,746
		28,670,387
Virginia: 1.7%
Albemarle County, Virginia Economic Development Authority, Series A (RB)
4.62%, 01/01/23 (c)	640	662,222
5.00%, 01/01/23 (c)	1,000	1,038,130
Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	500	415,277
	Par (000’s)	Value
Virginia (continued)
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	$250	$170,634
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200	210,328
5.40%, 03/01/25 (c)	495	519,714
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 11/01/23	1,000	1,066,785
5.00%, 07/01/26 (c)	6,000	6,910,551
5.00%, 07/01/26 (c)	1,025	1,179,396
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	380	387,170
City of Hopewell, Sewer System, Series A (RB) 5.00%, 03/03/22 (c)	240	240,798
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	7,690	7,965,576
Farms New Kent Community Development Authority, Series B (SA) 0.00%, 03/01/36 ^	9,500	4,871,530
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	1,500	1,724,456
5.00%, 07/01/30 (c)	2,800	3,197,962
Hanover County, Economic Development Authority (RB)
5.00%, 07/01/24 (c)	500	535,967
5.00%, 07/01/24 (c)	500	536,332
Hanover County, Economic Development Authority, Series A (RB)
5.00%, 07/01/22 (c)	1,500	1,527,172
5.00%, 07/01/22 (c)	1,500	1,527,172
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Series A (RB)
5.00%, 01/01/24 (c)	1,000	1,081,388
5.25%, 01/01/24 (c)	2,400	2,577,149
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	500	534,074
5.00%, 09/01/27 (c)	3,850	4,102,078

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Virginia (continued)
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	$3,500	$3,147,087
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (p)	1,000	937,458
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500	447,517
Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,000	1,050,144
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	2,300	2,448,207
Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
5.50%, 07/01/22 (c)	760	774,015
6.00%, 07/01/22 (c)	1,550	1,582,600
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
5.00%, 02/11/22 (c)	1,070	1,071,641
5.00%, 03/03/22 (c)	300	300,460
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	2,000	2,062,783
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000	984,644
		57,788,417
Washington: 1.5%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250	289,763
5.25%, 01/01/28 (c)	250	290,205
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500	538,151
6.00%, 12/01/25 (c)	500	542,707
6.25%, 12/01/25 (c)	250	272,868
Klickitat County Public Hospital District No. 2 (RB) 5.00%, 12/01/27 (c)	1,230	1,249,878
	Par (000’s)	Value
Washington (continued)
Washington Economic Development Finance Authority, Series A (RB) 5.62%, 12/01/30 (c)	$1,500	$1,731,633
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100	109,338
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	205	234,875
Washington State Convention Center Public Facilities District (RB)
3.00%, 07/01/31 (c)	2,500	2,296,363
3.00%, 07/01/31 (c)	4,400	4,041,599
3.00%, 07/01/31 (c)	3,000	2,812,061
4.00%, 07/01/31 (c)	3,745	4,095,250
4.00%, 07/01/31 (c)	5,945	6,459,250
4.00%, 07/01/31	5,200	5,798,174
Washington State Convention Center Public Facilities District, Series B (RB) 3.00%, 07/01/31 (c)	1,000	1,019,985
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	2,000	2,096,063
5.00%, 07/01/24 (c)	150	158,350
Washington State Housing Finance Commission, Heartstone Project, Series A (RB) 5.00%, 07/01/26 (c)	1,000	1,041,119
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	170	185,503
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	150	154,387
5.00%, 01/01/25 (c)	825	873,178
5.00%, 01/01/25 (c)	2,495	2,611,587
Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series A (RB)
5.00%, 01/01/26 (c)	2,000	2,081,679
5.00%, 01/01/26 (c)	2,000	2,075,623

42

	Par (000’s)	Value
Washington (continued)
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 07/01/26 (c)	$7,000	$7,454,279
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	1,250	1,317,660
5.00%, 07/01/26 (c)	500	528,108
		52,359,636
West Virginia: 0.4%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	210	210,412
4.00%, 06/01/22 (c)	760	762,147
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700	662,719
3.25%, 10/01/27 (c)	820	776,927
3.50%, 10/01/27 (c)	1,000	1,040,084
Monongalia County Commission Excise Tax District, Series A (RB) 4.12%, 06/01/31 (c)	2,500	2,697,722
Ohio County Development Authority, Sports Complex Project (RB) 4.60%, 09/01/28 (c)	2,130	2,099,849
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	5,000	5,337,448
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,500	1,560,338
		15,147,646
Wisconsin: 3.2%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	2,500	2,743,419
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	1,000	1,109,440
Public Finance Authority, American Dream at Meadowlands Project (RB)
6.75%, 12/01/27 (c)	500	533,074
7.00%, 12/01/27 (c)	9,000	9,660,073
	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	$7,825	$8,090,735
Public Finance Authority, American Preparatory Academy, Series A (RB) 5.38%, 07/15/27 (c)	1,000	1,111,721
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250	268,992
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495	523,230
5.12%, 02/01/26 (c)	500	524,543
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	500	511,413
5.00%, 06/15/26 (c)	500	527,013
5.00%, 06/15/26 (c)	500	521,469
5.12%, 06/15/24 (c)	1,000	1,027,423
Public Finance Authority, Educational Facilities, Charter Day School, Inc. Project (RB)
5.00%, 12/01/27 (c)	500	551,324
5.00%, 12/01/27 (c)	1,390	1,558,302
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000	1,030,036
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	85	89,864
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,500	2,642,388
Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,790	5,488,222
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	435	420,214
5.00%, 03/01/28 (c)	1,250	1,394,604
5.50%, 05/01/27 (c)	2,000	2,003,365

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	$890	$543,498
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB) 6.25%, 01/01/28 (c)	500	307,500
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,000	1,071,345
Public Finance Authority, McLemore Hotel & Conference Center, Series A (RB) 4.50%, 06/01/28 (c)	3,000	2,912,448
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
5.00%, 06/15/26 (c)	1,250	1,222,533
5.00%, 06/15/26 (c)	2,000	1,967,686
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	455	465,452
5.00%, 09/01/26 (c)	500	532,402
5.00%, 09/01/26 (c)	500	522,750
5.00%, 09/01/26 (c)	500	524,399
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	500	507,286
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920	3,066,477
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/31 (c)	2,000	2,009,549
4.00%, 09/01/31 (c)	1,500	1,538,031
4.25%, 07/01/31 (c)	7,820	7,885,584
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300	332,532
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265	4,190,270
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	2,000	2,297,060
5.00%, 10/01/29 (c)	1,950	2,216,605
	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, UNC Health Southeastern, Series A (RB) 4.00%, 02/01/31 (c)	$1,000	$1,103,797
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,000	1,043,821
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555	1,656,170
5.00%, 07/01/30 (c)	8,695	9,240,468
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750	799,181
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/23 (c)	105	108,474
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB)
4.38%, 07/01/23 (c)	850	831,938
5.00%, 07/01/23 (c)	2,125	2,139,914
5.00%, 07/01/23 (c)	1,250	1,266,729
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries LLC (RB) 4.00%, 01/01/27 (c)	1,000	1,028,698
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,150	1,176,375
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	2,925	3,172,117
5.00%, 11/01/26 (c)	1,950	2,141,816
7.50%, 02/22/22 (c)	3,950	3,902,625
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/01/23 (c)	3,950	4,035,773

44

	Par (000’s)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	$2,000	$2,048,128
		112,140,295
Total Municipal Bonds: 97.5% (Cost: $3,397,183,644)		3,367,132,598
Other assets less liabilities: 2.5%		85,907,899
NET ASSETS: 100.0%		$3,453,040,497

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond (d) Security in default
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Education	10.2%	$342,207,387
Health Care	18.9	637,417,673
Housing	5.8	194,697,609
Industrial Revenue	15.9	535,277,624
Leasing	9.0	302,250,693
Local	7.7	258,113,109
Power	0.5	16,944,328
Solid Waste/Res Recovery	0.1	1,974,146
Solid Waste/Resource Recovery	0.0	53
Special Tax	11.3	382,014,730
State	3.3	109,924,899
Tobacco	7.8	263,025,557
Transportation	7.6	257,408,418
Water & Sewer	1.9	65,876,372
	100.0%	$3,367,132,598

45